Schedule of Investments (unaudited)	iShares® iBonds® Dec 2026 Term Muni Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

Alabama — 1.6%
Alabama Federal Aid Highway Finance Authority RB
5.00%, 09/01/26	$235	$249,244
Series A, 5.00%, 09/01/36 (PR 09/01/26)	1,250	1,327,663
Series B, 5.00%, 09/01/26	1,120	1,187,887
Alabama Highway Finance Corp., 5.00%, 08/01/26	115	121,350
Alabama Public School and College Authority RB
5.00%, 05/01/26 (Call 05/01/25)	45	46,364
Series A, 5.00%, 11/01/26	130	138,415
Series B, 5.00%, 01/01/26 (Call 07/01/24)	510	517,757
Series C, 5.00%, 06/01/26 (Call 12/01/24)	150	153,434
Black Belt Energy Gas District RB, VRDN,4.00%, 10/01/52 (Put 12/01/26)(a)	300	296,969
City of Huntsville AL GOL, 5.00%, 05/01/26	40	42,181
State of Alabama GO
5.00%, 08/01/26	50	52,908
5.00%, 11/01/26 (Call 02/01/26)	100	104,960
Series C, 5.00%, 08/01/27 (Call 08/01/26)	430	456,011
University of Alabama (The) RB
5.00%, 07/01/26	110	116,656
Series C, 5.00%, 07/01/26	220	233,311
		5,045,110
Arizona — 2.1%
Arizona Department of Transportation State Highway Fund Revenue RB, 5.00%, 07/01/26	225	237,967
Arizona State University RB, Series A, 5.00%, 07/01/26	35	37,088
Arizona Transportation Board RB, Series A, 5.00%, 07/01/26	430	453,918
City of Glendale AZ Water & Sewer Revenue RB, 5.00%, 07/01/26 (Call 07/01/25)	310	320,604
City of Phoenix AZ GO
4.00%, 07/01/26	220	226,267
5.00%, 07/01/26	550	581,381
5.00%, 07/01/27 (Call 07/01/26)	435	460,819
City of Phoenix Civic Improvement Corp., 5.00%, 07/01/26	425	449,493
City of Phoenix Civic Improvement Corp. RB
5.00%, 07/01/26	230	243,255
5.00%, 07/01/27 (Call 07/01/26)	360	379,612
5.50%, 07/01/26 (NPFGC)	40	42,802
City of Tucson AZ Water System Revenue RB, 5.00%, 07/01/26	150	158,430
County of Pima AZ Sewer System Revenue RB, 5.00%, 07/01/26	180	189,961
County of Pima Sewer System Revenue, 5.00%, 07/01/26	390	411,581
Salt River Project Agricultural Improvement & Power District RB
5.00%, 01/01/26	340	355,683
Series A, 5.00%, 01/01/26	1,310	1,370,424
State of Arizona Lottery Revenue RB, 5.00%, 07/01/26	130	137,008
University of Arizona (The) RB
5.00%, 06/01/26	60	63,289
Series A, 4.00%, 06/01/28 (Call 06/01/26)	290	296,167
		6,415,749
Arkansas — 0.0%
State of Arkansas GO
5.00%, 04/01/26 (Call 10/01/24)	115	117,143
5.00%, 10/01/26 (Call 10/01/24)	20	20,371
		137,514
Security	Par (000)	Value

California — 14.1%
91 Express Lanes Toll Road, 5.00%, 08/15/26	$200	$213,064
Alameda Unified School District-Alameda County, 0.00%, 08/01/26 (AGM)(b)	105	95,138
Alvord Unified School District GO, Series B, 0.00%, 08/01/26 (AGM)(b)	55	49,483
Anaheim Housing & Public Improvements Authority RB, 5.00%, 10/01/26	500	532,653
Bay Area Toll Authority RB, 5.00%, 04/01/26	115	121,318
Beverly Hills Unified School District CA GO, 0.00%, 08/01/26(b)	100	90,982
California Health Facilities Financing Authority RB, 5.00%, 11/15/26 (Call 11/15/25)	115	120,143
California Infrastructure & Economic Development Bank RB
4.00%, 10/01/35 (PR 10/01/26)	100	103,710
5.00%, 10/01/26	75	80,156
5.00%, 10/01/26 (Call 04/01/26)	55	58,205
5.00%, 10/01/27 (Call 04/01/26)	235	249,204
5.00%, 10/01/27 (PR 10/01/26)	100	106,718
5.00%, 10/01/28 (Call 04/01/26)	60	63,664
California State Public Works Board RB
4.00%, 10/01/28 (Call 10/01/26)	175	180,566
5.00%, 04/01/26	250	263,273
5.00%, 08/01/26	190	201,611
5.00%, 09/01/26	75	79,728
5.00%, 04/01/29 (Call 10/01/26)	225	240,580
Series A, 5.00%, 09/01/26 (Call 09/01/24)	290	295,895
Series B, 5.00%, 04/01/26	130	136,902
Series B, 5.00%, 10/01/26 (Call 10/01/24)	140	143,044
Series C, 5.00%, 11/01/27 (Call 11/01/26)	165	176,362
Series D, 4.00%, 04/01/28 (Call 10/01/26)	250	257,765
California State University RB
5.00%, 11/01/26	260	277,997
5.00%, 11/01/26 (Call 05/01/26)	110	116,484
Series A, 5.00%, 11/01/26	375	400,956
Series A, 5.00%, 11/01/26 (Call 11/01/25)	165	172,935
Series A, 5.00%, 11/01/28 (Call 05/01/26)	230	243,873
Campbell Union High School District GO, 5.00%, 08/01/27 (Call 08/01/26)	145	154,804
Carlsbad Unified School District GO, 5.00%, 08/01/27 (Call 08/01/26)	80	85,076
City of Long Beach CA Airport System Revenue RB, 5.00%, 06/01/26 (AGM)	355	375,450
City of Los Angeles CA Wastewater System Revenue RB, Series B, 5.00%, 06/01/26	95	100,605
City of Los Angeles Department of Airports RB, 5.00%, 05/15/26	385	407,616
City of Los Angeles Solid Waste Resources Revenue, 5.00%, 02/01/26	150	157,869
City of San Francisco CA Public Utilities Commission Water Revenue RB
5.00%, 11/01/27 (Call 11/01/26)	340	364,836
5.00%, 11/01/28 (Call 11/01/26)	230	247,033
Series D, 5.00%, 11/01/26	240	256,689
Contra Costa Transportation Authority Sales Tax Revenue RB, 4.00%, 03/01/26 (Call 03/01/25)	205	208,658
Contra Costa Water District RB, Series U, 5.00%, 10/01/26	50	53,328
East Bay Municipal Utility District Water System
Revenue RB
5.00%, 06/01/26	170	180,269
5.00%, 06/01/26 (Call 06/01/25)	60	62,266

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2026 Term Muni Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
East Side Union High School District GO, 5.00%, 08/01/28 (Call 08/01/26)	$310	$330,026
El Camino Community College District Foundation (The), Series C, 0.00%, 08/01/26(b)	150	136,393
El Camino Community College District Foundation (The) GO, 5.00%, 08/01/28 (Call 08/01/26)	220	235,194
Escondido Union High School District GO, Series A, 0.00%, 08/01/26 (AGC)(b)	50	45,331
Evergreen School District GO, 0.00%, 08/01/26 (AGC)(b)	80	72,722
Folsom Cordova Unified School District School Facilities Improvement Dist No. 4 GO, Series A, 0.00%, 10/01/26 (NPFGC)(b)	100	89,855
Grossmont Union High School District GO
0.00%, 08/01/26(b)	725	655,165
0.00%, 08/01/26 (AGM)(b)	90	81,403
Long Beach Unified School District GO, 5.00%, 08/01/27 (Call 08/01/26)	215	228,961
Los Angeles Community College District, 5.00%, 08/01/26	1,000	1,063,184
Los Angeles Community College District/CA GO
5.00%, 08/01/26	405	430,590
Series C, 5.00%, 06/01/26	155	164,146
Series G, 5.00%, 08/01/26 (PR 08/01/24)	70	71,323
Series I, 4.00%, 08/01/26	105	108,605
Series I, 4.00%, 08/01/29 (Call 08/01/26)	100	104,038
Los Angeles County Metropolitan Transportation Authority RB
5.00%, 07/01/26	300	318,844
5.00%, 07/01/26 (Call 07/01/25)	140	145,640
5.00%, 06/01/27 (Call 06/01/26)	165	175,500
Series A, 5.00%, 06/01/26	200	212,418
Series A, 5.00%, 06/01/28 (Call 06/01/26)	140	149,088
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue RB, 5.00%, 07/01/26	815	866,193
Los Angeles County Public Works Financing Authority RB
5.00%, 12/01/26 (Call 12/01/25)	100	104,892
Series A, 5.00%, 12/01/26 (Call 12/01/24)	80	81,965
Series S, 5.00%, 10/01/29 (Call 10/01/26)	300	320,526
Los Angeles Department of Water & Power Power System Revenue RB, 5.00%, 07/01/26	225	239,263
Los Angeles Department of Water & Power RB
5.00%, 07/01/26	75	79,754
Series A, 5.00%, 07/01/26	310	329,651
Los Angeles Department of Water & Power System Revenue RB
Series A, 5.00%, 07/01/26	380	404,088
Series B, 5.00%, 07/01/26 (Call 06/01/26)	295	313,181
Los Angeles Department of Water & Power Water System Revenue RB
5.00%, 07/01/26	145	154,276
5.00%, 07/01/26 (Call 01/01/26)	440	463,470
Los Angeles Department of Water RB
5.00%, 07/01/26	155	164,915
Series A, 5.00%, 07/01/26 (Call 07/01/24)	90	91,663
Series A, 5.00%, 07/01/29 (Call 01/01/26)	130	136,858
Los Angeles Unified School District/CA GO 5.00%, 07/01/26	215	228,753
Series A, 5.00%, 07/01/26	630	670,300
Series B, 5.00%, 07/01/28 (Call 07/01/26)	620	661,528
Series C, 5.00%, 07/01/26	105	111,717
Series C, 5.00%, 07/01/26 (Call 07/01/24)	795	808,465
Security	Par (000)	Value

California (continued)
Series D, 5.00%, 07/01/26 (Call 07/01/24)	$235	$238,980
Metropolitan Water District of Southern California RB 5.00%, 10/01/26	155	165,899
Series A, 2.50%, 07/01/26	280	272,407
Series A, 5.00%, 07/01/26	260	275,956
Midpeninsula Regional Open Space District Field Employees Corp. GOL, 5.00%, 09/01/27 (Call 09/01/26)	100	106,962
Municipal Improvement Corp. of Los Angeles RB, Series B, 5.00%, 11/01/26	410	438,379
Newport Mesa Unified School District GO, 0.00%, 08/01/26 (NPFGC)(b)	190	173,429
Ohlone Community College District GO, Series C, 4.00%, 08/01/29 (Call 08/01/26)	65	67,625
Palo Alto Unified School District GO, 0.00%, 08/01/26(b)	335	305,963
Palos Verdes Peninsula Unified School District GO, 0.00%, 11/01/26 (NPFGC)(b)	165	148,525
Pasadena Area Community College District GO, Series A, 4.00%, 08/01/29 (Call 08/01/26)	165	171,663
Port of Los Angeles RB, Series C2, 5.00%, 08/01/26	120	127,974
Rancho Water District Financing Authority RB, Series B, 5.00%, 08/01/28 (PR 08/15/26)	40	42,558
Riverside County Transportation Commission Sales Tax Revenue, 5.00%, 06/01/26	200	211,745
Riverside County Transportation Commission Sales Tax Revenue RB, 3.00%, 06/01/26 (Call 06/01/24)	820	817,659
Sacramento County Sanitation Districts Financing Authority RB, 5.00%, 08/01/26 (Call 08/01/25)	80	83,304
Sacramento Municipal Utility District RB
5.00%, 07/01/26 (Call 07/01/25)	200	207,868
5.00%, 08/15/26	65	69,265
San Diego Community College District GO, 4.00%, 08/01/28 (Call 08/01/26)	100	103,864
San Diego County Regional Transportation Commission, 5.00%, 04/01/26	200	211,198
San Diego County Regional Transportation Commission RB, Series A, 5.00%, 04/01/29 (Call 04/01/26)	260	276,499
San Diego County Water Authority RB, 5.00%, 05/01/26 (Call 05/01/25)	100	103,550
San Diego Public Facilities Financing Authority RB, 5.00%, 08/01/26	325	345,728
San Diego Unified School District/CA
5.50%, 07/01/26 (AGM)	335	360,312
5.50%, 07/01/26 (ETM) (AGM)	25	26,802
San Diego Unified School District/CA GO
Series A, 0.00%, 07/01/26(b)	20	18,243
Series A, 0.00%, 07/01/26 (ETM)(b)	30	27,364
Series R-5, 4.00%, 07/01/29 (Call 07/01/26)	265	273,670
Series R-5, 5.00%, 07/01/26	100	106,166
San Francisco Bay Area Rapid Transit District GO
4.00%, 08/01/26	55	56,776
5.00%, 08/01/26	200	212,993
Series D, 5.00%, 08/01/26 (Call 08/01/25)	65	67,453
San Francisco City & County Airport Commission San
Francisco International Airport RB, Series A, 5.00%, 05/01/26	340	359,642
San Francisco City & County Public Utilities Commission Wastewater Revenue RB, 5.00%, 10/01/26	500	533,748
San Jose Evergreen Community College District GO, Series A, 5.00%, 09/01/26 (PR 09/01/24)	100	102,054

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2026 Term Muni Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
San Mateo County Community College District GO
Series A, 0.00%, 09/01/26 (NATL)(b)	$275	$250,638
Series B, 0.00%, 09/01/26 (NPFGC)(b)	95	86,584
San Mateo Union High School District GO, 4.00%, 09/01/28 (Call 09/01/26)	925	961,822
Santa Barbara Community College District GO
5.00%, 08/01/27 (Call 08/01/26)	100	106,642
5.00%, 08/01/28 (Call 08/01/26)	120	128,288
5.00%, 08/01/29 (Call 08/01/26)	50	53,542
Santa Clara County Financing Authority RB, 5.00%, 05/01/26	150	158,666
Santa Clara Unified School District GO, 5.00%, 07/01/26 (Call 07/01/24)	115	116,854
Santa Clara Valley Transportation Authority RB, Series A, 5.00%, 06/01/26	100	106,069
Santa Clara Valley Water District COP, Series A, 5.00%, 02/01/29 (Call 02/01/26)	350	370,614
Santa Monica Community College District GO, 0.00%, 08/01/26(b)	500	451,571
Santa Monica-Malibu Unified School District GO, Series D, 4.00%, 08/01/26 (PR 08/01/25)	40	40,807
Southern California Public Power Authority RB, Series C, 5.00%, 07/01/26 (Call 01/01/25)	70	72,157
State of California Department of Water Resources RB
5.00%, 12/01/26	255	273,596
Series AV, 5.00%, 12/01/26 (Call 06/01/26)	80	84,923
Series AW, 5.00%, 12/01/27 (Call 12/01/26)	200	215,018
Series AW, 5.00%, 12/01/28 (Call 12/01/26)	635	682,869
State of California GO
4.00%, 04/01/26	100	102,773
4.00%, 11/01/26	850	880,732
4.00%, 09/01/27 (Call 09/01/26)	130	134,121
4.00%, 08/01/28 (Call 08/01/26)	80	82,415
4.00%, 09/01/28 (Call 09/01/26)	435	448,482
5.00%, 03/01/26 (Call 03/01/25)	230	237,057
5.00%, 04/01/26	345	363,317
5.00%, 08/01/26	855	907,250
5.00%, 08/01/26 (Call 08/01/25)	615	639,547
5.00%, 09/01/26	880	935,477
5.00%, 10/01/26	495	527,172
5.00%, 10/01/26 (Call 04/01/26)	310	327,080
5.00%, 11/01/26	905	965,608
5.00%, 12/01/26	50	53,448
5.00%, 08/01/27 (Call 08/01/26)	305	324,534
5.00%, 09/01/27 (Call 09/01/26)	185	197,202
5.00%, 08/01/28 (Call 08/01/26)	410	436,607
5.00%, 09/01/28 (Call 09/01/26)	1,330	1,418,784
5.00%, 08/01/29 (Call 08/01/26)	200	213,331
Series B, 5.00%, 09/01/26	750	797,281
Series C, 5.00%, 08/01/27 (Call 08/01/26)	660	702,270
Series C, 5.00%, 08/01/28 (Call 08/01/26)	805	857,241
University of California RB
4.00%, 05/15/26	345	354,957
5.00%, 05/15/26	495	524,765
5.00%, 05/15/29 (Call 05/15/26)	360	383,652
Series AM, 5.00%, 05/15/26 (Call 05/15/24)	210	212,836
Series AV, 5.00%, 05/15/26	205	217,382
Series AY, 5.00%, 05/15/26	170	180,268
Series I, 5.00%, 05/15/26 (Call 05/15/25)	425	440,466
		43,915,730
Security	Par (000)	Value

Colorado — 0.7%
Board of Governors of Colorado State University System, 5.00%, 03/01/26 (ST HGR ED INTERCEPT PROG)	$430	$450,033
City & County of Denver Co. Airport System Revenue RB, 5.00%, 11/15/26	300	318,917
City & County of Denver Co. GO, Series A, 5.00%, 08/01/26	45	47,750
City of Colorado Springs CO Utilities System Revenue RB, Series A2, 5.00%, 11/15/26	50	53,315
Colorado Health Facilities Authority, 5.00%, 11/01/26	200	207,903
Denver City & County School District No. 1 GO
4.00%, 12/01/26 (Call 12/01/25) (SAW)	130	132,710
5.00%, 12/01/26 (SAW)	125	133,416
5.00%, 12/01/27 (Call 12/01/26)	220	234,091
5.50%, 12/01/26 (SAW)	195	211,204
E-470 Public Highway Authority RB, 0.00%, 09/01/26
(NPFGC)(b)	250	223,726
University of Colorado RB, Series A-2, 5.00%, 06/01/26	280	295,114
		2,308,179
Connecticut — 2.0%
Connecticut State Health & Educational Facilities Authority RB, 2.80%, 07/01/57 (Put 02/03/26)	400	391,765
State of Connecticut GO
4.00%, 03/15/26	185	189,225
4.00%, 06/01/26	205	210,188
5.00%, 04/15/26	170	178,595
5.00%, 08/01/26	300	317,183
Series A, 5.00%, 03/15/26	305	319,935
Series A, 5.00%, 04/15/26	1,155	1,213,394
Series B, 4.00%, 06/01/26	100	102,531
Series B, 5.00%, 05/15/26	320	336,775
Series B, 5.00%, 05/15/27 (Call 05/15/26)	155	163,322
Series D, 5.00%, 09/15/26	355	376,288
Series E, 5.00%, 10/15/26	180	191,127
Series F, 5.00%, 09/15/26	205	217,293
State of Connecticut Special Tax Revenue RB
5.00%, 09/01/26 (Call 09/01/24)	165	168,219
Series A, 5.00%, 05/01/26	480	504,674
Series A, 5.00%, 09/01/27 (Call 09/01/26)	480	509,177
Series A, 5.00%, 09/01/28 (Call 09/01/26)	185	196,168
Series B, 5.00%, 09/01/28 (Call 09/01/26)	150	159,055
Series C, 5.00%, 10/01/26	80	84,875
Series D, 5.00%, 11/01/26	425	451,695
		6,281,484
Delaware — 0.8%
Delaware Transportation Authority RB
5.00%, 07/01/26	490	518,380
5.00%, 07/01/27 (Call 07/01/26)	275	289,510
State of Delaware GO
5.00%, 02/01/26	135	141,782
5.00%, 03/01/26	155	163,009
5.00%, 07/01/26	125	132,455
5.00%, 10/01/26	105	111,890
5.00%, 07/01/28 (Call 07/01/26)	260	274,835
Series A, 5.00%, 01/01/26	340	356,573
Series D, 5.00%, 07/01/27 (Call 07/01/26)	360	380,747
		2,369,181
District of Columbia — 1.4%
District of Columbia GO
Series A, 5.00%, 06/01/26 (Call 06/01/25)	355	367,003

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2026 Term Muni Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

District of Columbia (continued)
Series A, 5.00%, 10/15/26	$210	$223,578
Series A, 5.00%, 06/01/27 (Call 06/01/26)	175	184,690
Series B, 5.00%, 06/01/26 (Call 06/01/25)	125	129,226
Series D, 5.00%, 06/01/26	80	84,519
Series D, 5.00%, 06/01/27 (Call 12/01/26)	325	346,135
Series D, 5.00%, 06/01/28 (Call 12/01/26)	200	213,400
Series D, 5.00%, 06/01/29 (Call 12/01/26)	215	228,982
District of Columbia RB
5.00%, 12/01/26	400	424,706
Series C, 5.00%, 05/01/26	60	63,287
Series C, 5.00%, 10/01/26	965	1,027,418
District of Columbia Water & Sewer Authority RB, 5.00%, 10/01/26	215	228,627
Washington Metropolitan Area Transit Authority RB 5.00%, 07/01/26	210	221,501
Series A, 5.00%, 07/15/26	470	496,844
		4,239,916
Florida — 3.3%
County of Miami-Dade FL Aviation Revenue RB, Series B, 5.00%, 10/01/26 (Call 10/01/25)	390	403,832
County of Miami-Dade FL GO, 5.00%, 11/01/26 (Call 11/01/24)	1,000	1,021,305
County of Miami-Dade FL Transit System RB, 5.00%, 07/01/27 (Call 07/01/26)	315	330,186
County of Miami-Dade FL Water & Sewer System Revenue RB, 5.00%, 10/01/26 (Call 10/01/25)	840	870,180
Florida Department of Environmental Protection RB 5.00%, 07/01/26	520	548,477
5.00%, 07/01/26 (Call 07/01/25)	530	546,236
Series A, 5.00%, 07/01/26 (Call 07/01/25)	165	170,055
Series A, 5.00%, 07/01/27 (Call 07/01/26)	455	477,840
Hillsborough County Aviation Authority RB, 5.00%, 10/01/26	200	212,064
Orange County School Board COP, 5.00%, 08/01/26	160	168,788
Orlando Utilities Commission RB, Series A, 5.00%, 10/01/26	150	159,422
Palm Beach County School District, 5.00%, 08/01/26	300	316,742
Reedy Creek Improvement District GOL 5.00%, 06/01/27 (Call 06/01/26)	300	313,784
Series A, 5.00%, 06/01/26	130	135,794
School Board of Miami-Dade County (The) COP 5.00%, 02/01/29 (Call 02/01/26)	350	362,959
Series D, 5.00%, 02/01/27 (Call 02/01/26)	255	265,372
School Board of Miami-Dade County (The) GO, 5.00%, 03/15/28 (Call 03/15/26)	100	104,358
School District of Broward County/FL COP
Series A, 5.00%, 07/01/27 (Call 07/01/26)	200	209,699
Series B, 5.00%, 07/01/26	145	152,692
Series B, 5.00%, 07/01/27 (Call 07/01/26)	215	225,426
Series C, 5.00%, 07/01/26	200	210,610
State of Florida Department of Transportation Turnpike System Revenue RB
5.00%, 07/01/26	65	68,727
5.00%, 07/01/26 (Call 07/01/25)	130	134,227
Series C, 5.00%, 07/01/27 (Call 07/01/26)	185	194,814
State of Florida GO
5.00%, 06/01/26	125	132,166
5.00%, 07/01/26	195	206,574
5.00%, 07/01/26 (Call 07/01/25)	175	180,986
5.00%, 06/01/27 (Call 06/01/26)	160	168,637
Security	Par (000)	Value

Florida (continued)
Series A, 5.00%, 07/01/26	$55	$58,264
Series B, 5.00%, 06/01/26 (Call 06/01/24)	40	40,688
Series B, 5.00%, 07/01/26	240	254,245
Series C, 5.00%, 06/01/26	115	121,593
Series C, 5.00%, 06/01/28 (Call 06/01/26)	50	52,713
Series D, 4.00%, 06/01/29 (Call 06/01/26)	135	138,114
Series E, 5.00%, 06/01/26 (Call 06/01/25)	275	285,394
Series F, 5.00%, 06/01/29 (Call 06/01/26)	100	105,342
State of Florida Lottery Revenue RB
5.00%, 07/01/26	355	374,441
5.00%, 07/01/27 (Call 07/01/26)	145	152,568
Series A, 5.00%, 07/01/26	500	527,382
		10,402,696
Georgia — 2.1%
Athens-Clarke County GA Unified Government Water & Sewerage Revenue RB, 5.00%, 01/01/26 (Call 01/01/25)	150	153,692
City of Atlanta GA Department of Aviation RB, 5.00%, 07/01/26	100	105,477
City of Atlanta GA GO, 5.00%, 12/01/26	850	907,506
City of Atlanta GA Water & Wastewater Revenue RB, 5.00%, 11/01/26	240	255,305
County of Carroll GA GO, 5.00%, 06/01/26	85	89,612
County of Forsyth GA GO
5.00%, 03/01/26 (Call 03/01/25)	40	41,115
5.00%, 03/01/26 (PR 03/01/25)	20	20,564
Forsyth County School District GO, 5.00%, 02/01/27 (Call 02/01/26)	245	257,650
Georgia Ports Authority RB, 5.00%, 07/01/26	160	169,083
Georgia State Road & Tollway Authority RB, 5.00%, 06/01/26	300	316,696
Gwinnett County School District GO, Series B, 5.00%, 08/01/26	535	568,011
Gwinnett County Water & Sewerage Authority RB, 5.00%, 08/01/26	135	143,170
Henry County School District GO, 5.00%, 08/01/26 (SAW)	230	243,716
Metropolitan Atlanta Rapid Transit Authority RB, 5.00%, 07/01/26	150	158,774
Private Colleges & Universities Authority RB, 5.00%, 09/01/26	220	233,402
State of Georgia GO
Series A, 5.00%, 07/01/26	125	132,383
Series A, 5.00%, 08/01/26	600	636,667
Series A-1, 5.00%, 02/01/26	145	152,142
Series E, 5.00%, 12/01/26	210	224,483
Series E, 5.00%, 12/01/27 (Call 12/01/26)	255	272,717
Series E, 5.00%, 12/01/28 (Call 12/01/26)	220	235,640
Series F, 5.00%, 01/01/26	1,310	1,371,983
		6,689,788
Hawaii — 1.5%
City & County Honolulu HI Wastewater System Revenue RB
5.00%, 07/01/26 (Call 07/01/25)	100	103,440
5.00%, 07/01/27 (Call 07/01/26)	300	316,859
Series A, 5.00%, 07/01/28 (Call 07/01/26)	370	390,475
City & County of Honolulu HI GO
5.00%, 07/01/26	640	676,883
Series A, 5.00%, 10/01/26 (Call 10/01/25)	150	156,283
Series B, 5.00%, 10/01/26 (Call 10/01/25)	100	104,189
Series D, 5.00%, 09/01/26	75	79,614

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2026 Term Muni Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Hawaii (continued)
County of Hawaii HI GO, Series A, 5.00%, 09/01/27 (Call 03/01/26)	$100	$104,938
State of Hawaii GO
5.00%, 01/01/26	100	104,541
5.00%, 10/01/26	445	472,812
5.00%, 10/01/26 (Call 10/01/25)	160	166,463
5.00%, 10/01/28 (Call 10/01/26)	100	105,908
Series EY, 5.00%, 10/01/26 (Call 10/01/25)	140	145,655
Series FE, 5.00%, 10/01/27 (Call 10/01/26)	460	487,605
Series FG, 5.00%, 10/01/27 (Call 10/01/26)	175	185,502
Series FH, 5.00%, 10/01/27 (Call 10/01/26)	160	169,602
Series FH, 5.00%, 10/01/28 (Call 10/01/26)	295	312,428
Series FT, 5.00%, 01/01/26	255	266,823
State of Hawaii State Highway Fund RB
5.00%, 01/01/26	130	135,842
Series A, 5.00%, 01/01/29 (Call 07/01/26)	135	142,085
Series B, 5.00%, 01/01/27 (Call 07/01/26)	140	147,627
		4,775,574
Idaho — 0.3%
Idaho Housing & Finance Association RB, 5.00%, 07/15/26	740	779,051

Illinois — 3.1%
Chicago O'Hare International Airport RB
5.00%, 01/01/26	305	317,766
5.00%, 01/01/29 (Call 01/01/26)	170	176,987
Series B, 5.00%, 01/01/26 (Call 01/01/25)	435	443,588
Series D, 5.00%, 01/01/26	180	187,534
Series E, 5.00%, 01/01/26	275	286,510
Illinois Finance Authority RB
4.00%, 07/01/26 (Call 01/01/26)	270	276,037
5.00%, 01/01/26	355	371,375
5.00%, 04/01/26	60	62,950
5.00%, 07/01/26	1,410	1,491,259
Illinois State Toll Highway Authority RB, 5.00%, 01/01/26	1,430	1,490,869
State of Illinois GO
5.00%, 02/01/26	250	259,089
5.00%, 02/01/26 (Call 02/01/24)	100	100,566
5.00%, 03/01/26	125	129,715
5.00%, 05/01/26	700	728,811
5.00%, 06/01/27 (Call 06/01/26)	100	104,203
Series A, 5.00%, 03/01/26	490	508,482
Series A, 5.00%, 10/01/26	555	581,399
Series B, 5.00%, 03/01/26	620	643,385
Series B, 5.13%, 09/01/26	150	157,474
Series D, 5.00%, 11/01/26	835	875,875
State of Illinois Sales Tax Revenue RB
5.00%, 06/15/26	65	67,535
Series A, 4.00%, 06/15/26	290	294,154
		9,555,563
Indiana — 1.6%
City of Indianapolis Department of Public Utilities Water System Revenue RB, 5.00%, 10/01/26	395	418,459
Indiana Finance Authority RB
5.00%, 02/01/26	425	444,992
5.00%, 06/01/26 (ETM)	540	568,849
5.00%, 02/01/29 (PR 02/01/26)	260	272,614
Series A, 5.00%, 02/01/26	315	329,817
Series A, 5.00%, 10/01/26	195	206,945
Series A, 5.00%, 10/01/26 (Call 10/01/24)	100	101,944
Series C, 5.00%, 06/01/27 (Call 12/01/26)	805	856,823
Security	Par (000)	Value

Indiana (continued)
Series C, 5.00%, 06/01/28 (Call 12/01/26)	$155	$165,131
Series E, 5.00%, 02/01/26	265	277,465
Series E, 5.00%, 02/01/27 (Call 08/01/26)	100	105,875
Series E, 5.00%, 02/01/29 (Call 08/01/26)	235	247,769
Indiana Municipal Power Agency RB, 5.00%, 01/01/27 (Call 07/01/26)	175	183,337
Indiana University RB
Series A, 5.00%, 06/01/26	125	131,643
Series A, 5.00%, 06/01/27 (Call 06/01/26)	370	390,076
Series A, 5.00%, 06/01/28 (Call 06/01/26)	270	284,199
		4,985,938
Iowa — 0.4%
City of Des Moines, 5.00%, 06/01/26	350	369,088
City of Des Moines IA GO, 5.00%, 06/01/26	185	195,089
Iowa Finance Authority RB, 5.00%, 08/01/26	390	413,027
State of Iowa RB, 4.00%, 06/01/26	380	389,305
		1,366,509
Kansas — 0.4%
State of Kansas Department of Transportation RB
5.00%, 09/01/26 (Call 09/01/24)	380	386,951
5.00%, 09/01/26 (Call 09/01/25)	900	932,181
		1,319,132
Kentucky — 0.0%
Kentucky Infrastructure Authority RB, Series A, 5.00%, 02/01/26 (Call 02/01/25)	100	102,764

Louisiana — 0.8%
State of Louisiana Gasoline & Fuels Tax Revenue RB
Series B, 5.00%, 05/01/26	100	105,100
Series B, 5.00%, 05/01/26 (Call 05/01/25)	75	77,331
State of Louisiana GO
5.00%, 04/01/26	140	146,846
5.00%, 05/01/26 (Call 05/01/25)	85	87,511
5.00%, 09/01/27 (Call 09/01/26)	330	349,902
Series A, 5.00%, 03/01/26	150	157,102
Series A, 5.00%, 09/01/26	185	195,821
Series B, 5.00%, 08/01/26	545	576,376
State of Louisiana RB
5.00%, 09/01/26	180	190,747
Series A, 5.00%, 09/01/26	495	524,554
		2,411,290
Maine — 0.8%
Maine Municipal Bond Bank RB
5.00%, 09/01/26	200	211,276
5.00%, 11/01/26	270	287,045
Maine Turnpike Authority RB
5.00%, 07/01/26	1,025	1,083,777
5.00%, 07/01/26 (Call 07/01/25)	380	393,429
State of Maine GO
4.00%, 06/01/26	60	61,535
5.00%, 06/01/26	160	168,949
Series B, 5.00%, 06/01/26	245	258,703
		2,464,714
Maryland — 3.2%
City of Baltimore MD GO
Series A, 5.00%, 10/15/26	90	95,705
Series B, 5.00%, 10/15/26	140	148,875
City of Baltimore MD RB, 5.00%, 07/01/26	215	226,713

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2026 Term Muni Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Maryland (continued)
County of Anne Arundel MD GOL
5.00%, 10/01/26	$1,035	$1,100,654
5.00%, 10/01/26 (Call 10/01/25)	110	114,369
County of Baltimore MD GO
5.00%, 03/01/26	195	204,728
5.00%, 08/01/26 (Call 08/01/25)	80	82,909
County of Charles MD GO
4.00%, 10/01/26	50	51,671
5.00%, 10/01/26	505	537,034
County of Frederick MD GO
5.00%, 02/01/26	150	157,203
5.00%, 08/01/26	210	222,529
County of Howard MD GO
5.00%, 02/15/26	150	157,337
5.00%, 08/15/26	180	190,894
Series A, 5.00%, 08/15/26	500	530,260
Series D, 5.00%, 02/15/26	265	277,962
County of Montgomery MD GO
5.00%, 11/01/26	230	245,035
Series A, 4.00%, 12/01/26 (Call 12/01/24)	60	60,677
Series A, 5.00%, 11/01/26	795	846,967
Series C, 5.00%, 10/01/26	270	287,127
County of Prince George's MD GO, Series A, 5.00%, 09/15/26	260	276,230
County of Prince George's MD GOL
5.00%, 07/01/26	500	528,815
Series A, 5.00%, 07/15/26	305	322,864
Maryland State Transportation Authority RB, 5.00%, 07/01/26	75	79,387
State of Maryland Department of Transportation RB
5.00%, 09/01/26	155	164,630
5.00%, 10/01/26	270	287,295
5.00%, 11/01/26 (Call 11/01/24)	145	148,382
5.00%, 12/01/27 (Call 12/01/26)	110	117,101
5.00%, 10/01/28 (Call 10/01/26)	520	554,708
State of Maryland GO
Series A, 5.00%, 08/01/26	225	238,418
Series B, 4.00%, 08/01/26	185	190,759
Series B, 5.00%, 08/01/26	710	752,341
Washington Suburban Sanitary Commission RB
5.00%, 06/01/26	300	316,696
5.00%, 06/01/26 (GTD)	290	306,139
5.00%, 06/15/26 (GTD)	100	105,658
5.00%, 06/01/27 (Call 06/01/26) (GTD)	105	111,092
		10,039,164
Massachusetts — 2.9%
City of Boston MA GO, Series B, 4.00%, 03/01/26	60	61,589
City of Cambridge MA GOL, Series B, 5.00%, 02/15/26	175	184,086
City of Cambridge MA RB, 5.00%, 02/15/26	225	236,681
Commonwealth of Massachusetts Federal Highway Grant Anticipation Note Revenue RB
5.00%, 06/15/26 (Call 06/15/24)	490	497,196
Series A, 5.00%, 06/15/27 (Call 06/15/26)	295	311,138
Commonwealth of Massachusetts GO, Series C, 5.25%, 11/01/26 (AGM)	50	53,734
Commonwealth of Massachusetts GOL
5.00%, 04/01/26	100	105,309
Series A, 5.00%, 01/01/26	605	633,626
Series A, 5.00%, 07/01/26	995	1,053,772
Series A, 5.00%, 07/01/28 (Call 07/01/26)	120	126,482
Security	Par (000)	Value

Massachusetts (continued)
Series B, 5.00%, 01/01/26	$185	$193,753
Series C, 5.00%, 09/01/26	175	186,032
Series D, 5.00%, 07/01/26	200	211,813
Series HH, 5.00%, 12/01/26	650	694,829
Series I, 5.00%, 12/01/28 (Call 12/01/26)	105	111,535
Commonwealth of Massachusetts Transportation Fund Revenue RB, Series A, 5.00%, 06/01/26	180	190,168
Massachusetts Bay Transportation Authority RB
5.00%, 07/01/26 (PR 07/01/25)	150	155,357
Series A, 4.00%, 07/01/26	115	118,601
Series A, 5.00%, 07/01/26	620	657,157
Massachusetts Clean Water Trust (The), 5.25%, 08/01/26	230	245,833
Massachusetts Development Finance Agency RB, Series A, 5.00%, 10/15/26	295	314,819
Massachusetts School Building Authority RB
5.00%, 08/15/26 (Call 08/15/25)	485	503,502
Series A, 5.00%, 11/15/26 (Call 11/15/25)	90	93,903
Massachusetts State College Building Authority RB
4.00%, 05/01/26 (Call 05/01/25) (ST HGR ED INTERCEPT PROG)	305	309,159
4.00%, 05/01/26 (PR 05/01/25) (ST HGR ED INTERCEPT PROG)	5	5,069
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue RB, 5.00%, 01/01/26	170	177,922
Massachusetts Water Resources Authority
5.00%, 08/01/26	115	122,096
5.00%, 08/01/26 (ETM)	345	365,269
Massachusetts Water Resources Authority RB
5.00%, 08/01/26 (PR 08/01/24)	115	117,003
Series B, 5.25%, 08/01/26 (AGM)	500	534,419
Series C, 5.00%, 08/01/35 (PR 08/01/26)	200	212,400
University of Massachusetts Building Authority RB
5.00%, 05/01/26	175	184,493
5.00%, 11/01/26	150	159,613
		9,128,358
Michigan — 1.1%
Great Lakes Water Authority Water Supply System
Revenue RB
5.00%, 07/01/27 (Call 07/01/26)	220	230,244
Series C, 5.00%, 07/01/26	205	216,520
Michigan Finance Authority RB
5.00%, 10/01/26	245	260,388
Series B, 5.00%, 10/01/28 (Call 10/01/26)	560	596,571
Michigan State Building Authority RB
Series I, 5.00%, 04/15/26 (Call 10/15/25)	245	254,637
Series I, 5.00%, 04/15/27 (Call 10/15/26)	140	147,579
Michigan State University, 5.00%, 02/15/26	300	314,749
State of Michigan, 5.00%, 05/01/26	185	194,685
State of Michigan RB, 5.00%, 03/15/26	1,090	1,144,219
University of Michigan RB, 5.00%, 04/01/26	170	178,758
		3,538,350
Minnesota — 2.0%
County of Hennepin MN, 5.00%, 12/01/27 (Call 12/01/26)	235	249,285
County of Hennepin MN GO
5.00%, 12/01/26	370	395,518
Series A, 5.00%, 12/01/26	125	133,621
Metropolitan Council GO
5.00%, 12/01/26	1,335	1,425,992
Series C, 5.00%, 03/01/26	90	94,627

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2026 Term Muni Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Minnesota (continued)
Minneapolis-St Paul Metropolitan Airports Commission RB
5.00%, 01/01/26	$100	$104,186
Series A, 5.00%, 01/01/26	135	140,651
Minnesota Public Facilities Authority RB
4.00%, 03/01/26	445	457,008
Series A, 5.00%, 03/01/28 (Call 03/01/26)	185	195,031
State of Minnesota GO
5.00%, 08/01/26	445	472,194
Series B, 4.00%, 08/01/26	310	319,920
Series B, 4.00%, 08/01/26 (Call 08/01/24)	265	267,044
Series D, 5.00%, 08/01/26	380	403,223
Series D, 5.00%, 10/01/26	230	244,949
Series E, 3.00%, 08/01/26	130	129,233
State of Minnesota RB, 5.00%, 03/01/26	725	761,722
University of Minnesota, 5.00%, 12/01/26	360	383,293
		6,177,497
Mississippi — 1.0%
State of Mississippi, 5.00%, 12/01/33 (PR 12/01/26)	1,390	1,484,496
State of Mississippi GO
5.00%, 12/01/26	90	95,765
5.00%, 11/01/32 (PR 11/01/26)	615	654,611
Series A, 5.00%, 10/01/26	140	148,445
Series B, 5.00%, 12/01/29 (PR 12/01/26)	285	304,375
Series C, 5.00%, 10/01/26 (Call 10/01/25)	435	452,277
		3,139,969
Missouri — 1.1%
City of Kansas City MO Water Revenue RB, Series A, 5.00%, 12/01/26	245	261,656
Clayton School District/MO GO, 5.00%, 03/01/26	120	125,865
Metropolitan St Louis Sewer District RB, Series C, 5.00%, 05/01/27 (Call 05/01/26)	125	129,768
Missouri Highway & Transportation Commission RB
5.00%, 11/01/26	705	751,761
Series A, 5.00%, 05/01/26	510	538,771
Series A, 5.00%, 05/01/26 (Call 05/01/24)	125	126,591
Missouri State Board of Public Buildings RB
5.00%, 04/01/26	115	120,653
Series A, 4.00%, 04/01/26 (Call 04/01/24)	195	195,356
Missouri State Environmental Improvement & Energy Resources Authority RB, Series B, 5.00%, 07/01/26 (Call 07/01/25)	375	388,111
Park Hill School District of Platte County GO, 3.38%, 03/01/37 (PR 03/01/26) (ST AID DIR DEP)	695	701,651
		3,340,183
Nebraska — 0.4%
Nebraska Public Power District RB
5.00%, 01/01/26	490	510,625
5.00%, 01/01/28 (Call 01/01/26)	170	177,115
Series A, 5.00%, 01/01/29 (Call 01/01/26)	110	114,474
Series B, 5.00%, 01/01/29 (Call 01/01/26)	130	135,288
Omaha Public Power District RB, 5.00%, 02/01/26	215	225,061
University of Nebraska Facilities Corp. (The) RB, 5.00%, 07/15/26	65	68,750
		1,231,313
Nevada — 1.8%
Clark County School District GOL
Series A, 5.00%, 06/15/26	170	178,423
Series E, 5.00%, 06/15/26	135	141,688
Clark County Water Reclamation District, 5.00%, 07/01/26	625	660,123
Security	Par (000)	Value

Nevada (continued)
County of Clark NV GOL
5.00%, 11/01/26 (PR 11/01/24)	$80	$81,665
Series B, 5.00%, 11/01/26	425	452,102
Series B, 5.00%, 11/01/27 (Call 11/01/26)	305	323,477
County of Clark NV Passenger Facility Charge Revenue RB, Series C, 5.00%, 07/01/26	355	374,441
County of Clark NV RB
5.00%, 07/01/26	660	696,711
Series A, 5.00%, 07/01/26 (Call 07/01/24)	455	462,212
Las Vegas Valley Water District GOL
5.00%, 06/01/26	50	52,755
5.00%, 09/15/26 (Call 09/15/25)	125	129,932
5.00%, 06/01/27 (Call 06/01/26)	115	121,048
Series A, 5.00%, 06/01/26	350	369,283
State of Nevada GO, Series D, 5.00%, 04/01/26 (Call 04/01/25)	170	174,982
State of Nevada GOL
Series A, 4.00%, 08/01/26 (Call 08/01/25)	60	61,029
Series B, 5.00%, 11/01/26 (Call 05/01/25)	180	185,782
State of Nevada Highway Improvement Revenue RB
5.00%, 12/01/26 (Call 06/01/26)	645	678,203
5.00%, 12/01/27 (Call 06/01/26)	210	221,044
5.00%, 12/01/28 (Call 06/01/26)	230	242,479
Washoe County School District/NV GOL, Series A, 5.00%, 06/01/26 (Call 06/01/25)	115	118,598
		5,725,977
New Hampshire — 0.1%
New Hampshire Municipal Bond Bank, 5.00%, 08/15/26 (ST INTERCEPT)	165	174,838
State of New Hampshire GO, 5.00%, 03/01/26 (Call 03/01/25)	105	107,959
		282,797
New Jersey — 2.3%
County of Union New Jersey GO, 4.00%, 03/01/26	50	51,236
Essex County Improvement Authority RB, 5.50%, 10/01/26 (NPFGC GTD)	150	161,861
Monmouth County Improvement Authority (The) RB, 4.00%, 08/01/26	305	313,875
New Jersey Economic Development Authority, 5.00%, 11/01/26	120	126,243
New Jersey Economic Development Authority RB
Series AAA, 5.00%, 06/15/26	100	104,479
Series B, 5.00%, 11/01/26 (SAP)	595	625,958
Series PP, 5.00%, 06/15/26 (Call 06/15/24)	150	152,247
Series XX, 4.25%, 06/15/26 (Call 06/15/25)	590	594,212
New Jersey Educational Facilities Authority RB, Series B, 5.00%, 07/01/26	330	349,682
New Jersey Transportation Trust Fund Authority RB
5.00%, 06/15/26	85	88,855
Series A, 5.00%, 06/15/26	400	418,140
Series A, 5.00%, 06/15/28 (Call 06/15/26)	1,180	1,236,714
Series A, 5.00%, 06/15/29 (Call 06/15/26)	80	83,941
Series AA, 4.25%, 06/15/26 (Call 06/15/25)	200	201,680
Series AA, 5.00%, 06/15/26 (Call 06/15/24)	230	232,864
Series AA, 5.00%, 06/15/26 (Call 06/15/25)	25	25,682
State of New Jersey GO, Series A, 5.00%, 06/01/26	2,165	2,272,250
		7,039,919

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2026 Term Muni Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Mexico — 0.6%
New Mexico Finance Authority RB
5.00%, 06/01/26	$115	$121,400
5.00%, 06/15/26	500	528,292
Series A, 5.00%, 06/15/26 (Call 06/15/24)	195	197,847
State of New Mexico GO, 5.00%, 03/01/26	305	320,216
State of New Mexico Severance Tax Permanent Fund RB, 5.00%, 07/01/26	730	771,023
		1,938,778
New York — 9.5%
City of New York, 5.00%, 08/01/26	1,000	1,058,454
City of New York NY GO
5.00%, 03/01/26	115	120,620
5.00%, 03/01/26 (Call 03/01/24)	225	226,971
5.00%, 08/01/26 (Call 08/01/24)	175	177,720
5.00%, 08/01/26 (Call 08/01/25)	100	103,530
5.00%, 09/01/26	35	37,111
5.00%, 10/01/26	220	233,681
Series A, 5.00%, 08/01/26	460	486,889
Series A-1, 5.00%, 08/01/26	605	640,365
Series B-1, 5.00%, 08/01/26	500	529,227
Series B-1, 5.00%, 12/01/28 (Call 12/01/26)	95	100,961
Series C, 5.00%, 08/01/26	860	910,271
Series C, 5.00%, 08/01/26 (Call 02/01/26)	235	245,478
Series C, 5.00%, 08/01/27 (Call 02/01/26)	180	188,025
Series C, 5.00%, 08/01/28 (Call 02/01/26)	165	172,357
Series J9, 5.00%, 08/01/27 (Call 08/01/26)	325	343,041
County of Nassau NY GOL, 5.00%, 04/01/26	145	152,927
Hudson Yards Infrastructure Corp. RB, Series A, 5.00%, 02/15/26	325	341,385
Long Island Power Authority RB
Series A, 5.00%, 09/01/26	40	42,534
Series B, 5.00%, 09/01/26	205	217,986
Metropolitan Transportation Authority RB
4.00%, 11/15/26	100	103,799
5.00%, 11/15/26	500	521,717
Series B, 5.00%, 11/15/26	430	448,677
Series B-2, 5.00%, 11/15/26	125	133,648
Series C-1, 5.00%, 11/15/26	725	756,490
New York City Municipal Water Finance Authority RB
Series BB-2, 5.00%, 06/15/26 (Call 12/15/24)	130	133,048
Series DD, 5.00%, 06/15/26	805	852,146
New York City Transitional Finance Authority Building Aid Revenue RB
5.00%, 07/15/26 (SAW)	345	365,608
5.00%, 07/15/26 (ETM) (SAW)	285	301,472
5.00%, 07/15/26 (Call 01/15/26) (SAW)	60	62,705
Series S1, 5.00%, 07/15/26 (SAW)	605	641,139
New York City Transitional Finance Authority Future Tax Secured Revenue, 5.00%, 08/01/26	200	211,102
New York City Transitional Finance Authority Future Tax Secured Revenue RB
5.00%, 08/01/26	275	290,266
5.00%, 08/01/26 (Call 08/01/24)	130	132,187
5.00%, 11/01/26	1,645	1,745,179
5.00%, 08/01/27 (Call 08/01/26)	235	248,114
5.00%, 05/01/29 (Call 05/01/26)	325	340,961
Series A-1, 5.00%, 11/01/26	360	381,924
Series C, 5.00%, 11/01/26	245	259,920
Series C, 5.00%, 11/01/26 (Call 05/01/24)	145	146,867
Series E1, 4.00%, 02/01/26	185	189,375
Security	Par (000)	Value

New York (continued)
New York City Water & Sewer System RB
5.00%, 06/15/26	$165	$174,663
5.00%, 06/15/26 (PR 06/15/25)	365	378,070
Series GG-2, 5.00%, 06/15/26 (Call 12/15/24)	200	204,689
New York State Dormitory Authority, 5.00%, 10/01/26	180	191,980
New York State Dormitory Authority RB
5.00%, 02/15/26	620	649,862
5.00%, 02/15/26 (ETM)	110	115,443
5.00%, 07/01/26	150	159,249
5.00%, 02/15/28 (Call 08/15/26)	195	205,987
Series A, 5.00%, 02/15/26 (PR 02/15/24)	130	131,268
Series A, 5.00%, 03/15/26	1,100	1,156,069
Series A, 5.00%, 03/15/26 (PR 03/15/24)	100	101,118
Series A, 5.00%, 10/01/26	255	271,972
Series A, 5.00%, 03/15/28 (Call 09/15/26)	835	884,050
Series A, 5.00%, 02/15/29 (Call 08/15/26)	430	454,483
Series A, 5.00%, 03/15/29 (Call 09/15/26)	665	704,063
Series A1, 4.00%, 10/01/26	115	119,124
Series B, 5.00%, 10/01/28 (Call 04/01/26)	130	137,039
Series C, 5.00%, 03/15/26	200	210,586
Series D, 5.00%, 02/15/27 (PR 08/15/26)	515	546,550
Series D, 5.00%, 02/15/28 (Call 08/15/26)	660	697,186
Series E, 5.00%, 03/15/26 (Call 09/15/25)	130	134,831
New York State Environmental Facilities Corp. RB
5.00%, 05/15/26 (Call 05/15/24)	105	106,418
5.00%, 06/15/26	305	323,382
5.00%, 06/15/29 (Call 06/15/26)	285	300,885
Series D, 5.00%, 09/15/26 (Call 03/15/25)	250	257,474
Series E, 5.00%, 06/15/26	50	53,013
New York State Thruway Authority RB
5.00%, 01/01/27 (Call 01/01/26)	245	255,139
Series A, 5.00%, 01/01/26	125	130,617
Series A, 5.00%, 01/01/28 (Call 01/01/26)	150	156,207
Series L, 5.00%, 01/01/26	50	52,342
New York State Urban Development Corp. RB
4.00%, 03/15/26	130	133,117
5.00%, 03/15/26	310	325,021
Series A, 5.00%, 03/15/26	990	1,037,970
Series A, 5.00%, 03/15/27 (PR 03/15/26)	325	341,278
Series A, 5.00%, 03/15/28 (Call 03/15/26)	820	858,467
Series E, 5.00%, 03/15/26	160	167,753
Port Authority of New York & New Jersey RB
4.00%, 12/01/26	85	88,151
5.00%, 07/15/26	100	106,032
5.00%, 09/01/26	110	116,968
5.00%, 09/01/26 (Call 09/01/24)	195	198,213
Series 189, 5.00%, 05/01/26 (Call 05/01/25)	165	170,471
Sales Tax Asset Receivable Corp. RB, Series A, 5.00%, 10/15/26 (PR 10/15/24)	295	301,063
Triborough Bridge & Tunnel Authority RB
5.00%, 05/15/26	95	100,162
5.00%, 11/15/26	500	533,469
5.00%, 11/15/26 (Call 05/15/26)	275	290,397
Series B, 5.00%, 11/15/26	325	346,755
Series C-1, 5.00%, 11/15/26	390	415,474
Utility Debt Securitization Authority RB, Series A, 5.00%, 06/15/28 (Call 06/15/26)	300	317,825
		29,708,222
North Carolina — 2.0%
City of Charlotte NC GO, 5.00%, 06/01/26	375	396,393

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2026 Term Muni Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

North Carolina (continued)
City of Charlotte NC Water & Sewer System Revenue RB, 5.00%, 07/01/26 (Call 07/01/25)	$135	$139,672
City of Raleigh NC GO, 5.00%, 09/01/26	355	377,380
County of Buncombe NC RB, 5.00%, 06/01/26	75	79,174
County of Forsyth NC RB, Series A, 4.00%, 04/01/26	105	107,632
County of Mecklenburg NC GO, 5.00%, 03/01/26	100	105,142
County of Orange NC GO, 5.00%, 08/01/26	565	599,528
County of Union NC, 5.00%, 09/01/26	155	164,724
County of Wake NC, 5.00%, 12/01/26	180	192,178
County of Wake NC GO, 5.00%, 03/01/26	420	441,487
County of Wake NC RB, 5.00%, 03/01/26	155	162,772
North Carolina Capital Facilities Finance Agency RB, 5.00%, 10/01/26	230	244,518
North Carolina Municipal Power Agency No. 1 RB
Series A, 5.00%, 01/01/27 (Call 01/01/26)	200	208,843
Series A, 5.00%, 01/01/29 (Call 07/01/26)	125	130,269
State of North Carolina GO
5.00%, 06/01/27 (Call 06/01/26)	150	158,913
Series A, 5.00%, 06/01/26	425	449,364
Series A, 5.00%, 06/01/28 (Call 06/01/26)	165	175,014
Series C, 5.00%, 05/01/26	285	300,768
State of North Carolina RB
5.00%, 03/01/26	755	791,706
5.00%, 05/01/26	325	342,629
Series A, 5.00%, 05/01/26	150	158,137
Series B, 5.00%, 06/01/26	275	290,458
Town of Cary NC, 5.00%, 09/01/26	170	180,717
		6,197,418
Ohio — 2.4%
American Municipal Power Inc. RB, 5.00%, 02/15/26	500	520,726
City of Columbus OH GO
Series 2, 5.00%, 07/01/26	225	237,967
Series A, 4.00%, 08/15/26 (Call 08/15/25)	430	437,126
City of Columbus OH GOL, 5.00%, 04/01/26	125	131,473
City of Columbus OH Sewerage Revenue RB, 5.00%, 06/01/29 (Call 06/01/26)	230	243,314
County of Franklin OH GOL, 5.00%, 12/01/26
(Call 12/01/25)	65	67,772
County of Franklin OH Sales Tax Revenue RB, 5.00%,
06/01/26	230	242,800
County of Hamilton OH Sales Tax Revenue RB, Series A, 5.00%, 12/01/26	110	116,687
Miami University/Oxford OH RB, 5.00%, 09/01/26	100	105,457
Ohio State University (The) RB, 5.00%, 12/01/26	135	143,779
Ohio Water Development Authority RB
5.00%, 06/01/26	100	105,649
5.00%, 12/01/26	60	64,099
5.00%, 12/01/27 (Call 12/01/26)	300	320,296
5.00%, 06/01/28 (Call 12/01/26)	140	149,196
Ohio Water Development Authority Water Pollution Control Loan Fund RB
5.00%, 06/01/26	995	1,051,207
5.00%, 06/01/26 (PR 12/01/25)	310	322,441
5.00%, 12/01/26	180	192,296
State of Ohio, 5.00%, 11/01/26	115	122,517
State of Ohio COP, 5.00%, 09/01/26	310	328,133
State of Ohio GO
5.00%, 06/15/26	440	464,897
5.00%, 09/15/26	200	212,484
Series A, 5.00%, 05/01/26	185	194,935
Security	Par (000)	Value

Ohio (continued)
Series B, 4.00%, 09/01/26 (Call 03/01/24)	$100	$100,485
Series C, 5.00%, 08/01/26	145	153,647
Series S, 5.00%, 05/01/26	340	358,259
Series S, 5.00%, 05/01/28 (Call 05/01/26)	120	126,282
Series U, 5.00%, 05/01/26	400	421,481
State of Ohio RB
5.00%, 12/15/28 (Call 06/15/26)	395	416,570
Series B, 5.00%, 10/01/26	110	116,635
		7,468,610
Oklahoma — 0.4%
Grand River Dam Authority RB
Series A, 5.00%, 06/01/26	335	351,224
Series A, 5.00%, 06/01/28 (Call 12/01/26)	150	159,265
Oklahoma State University RB, 5.00%, 09/01/26	250	264,246
Oklahoma Turnpike Authority RB, 5.00%, 01/01/26	200	209,035
Oklahoma Water Resources Board RB, 5.00%, 04/01/27 (Call 04/01/26)	175	183,694
		1,167,464
Oregon — 2.3%
City of Portland OR GOL, Series B, 5.00%, 06/15/26	195	206,144
City of Portland OR Sewer System Revenue RB
5.00%, 03/01/26	430	451,452
5.00%, 05/01/26	380	400,407
Series A, 5.00%, 05/01/27 (Call 05/01/26)	225	236,657
Series B, 5.00%, 10/01/26 (Call 10/01/24)	145	147,952
City of Portland Sewer System Revenue, 5.00%, 03/01/26	220	230,975
County of Multnomah OR GOL, 5.00%, 06/01/26	175	184,739
Multnomah County School District No. 1 Portland/OR GO, 5.00%, 06/15/26 (GTD)	420	443,766
Oregon State Lottery RB
5.00%, 04/01/26 (Call 04/01/24)	325	328,784
Series C, 5.00%, 04/01/26 (Call 04/01/25) (MO)	675	694,891
Portland Community College District GO
5.00%, 06/15/26	150	158,361
5.00%, 06/15/28 (Call 06/15/26)	245	258,379
5.00%, 06/15/29 (Call 06/15/26)	150	158,191
Salem-Keizer School District No. 24J GO, Series B, 5.00%, 06/15/26 (GTD)	350	369,805
State of Oregon, 5.00%, 06/01/26	165	174,413
State of Oregon Department of Transportation RB
5.00%, 11/15/26	160	170,762
Series B, 5.00%, 11/15/26	180	192,107
State of Oregon GO
5.00%, 05/01/26	775	817,668
5.00%, 08/01/26	1,055	1,119,473
5.00%, 08/01/26 (Call 08/01/25)	125	129,511
5.00%, 06/01/29 (Call 06/01/26)	100	105,733
Series C, 5.00%, 06/01/26	65	68,708
Series O, 5.00%, 08/01/26 (PR 08/01/25)	70	72,830
		7,121,708
Pennsylvania — 2.8%
City of Philadelphia PA GO, Series A, 5.00%, 08/01/26	415	437,550
Commonwealth of Pennsylvania GO
5.00%, 02/01/26	950	996,556
5.00%, 03/01/26	500	525,453
5.00%, 07/15/26	150	158,960
First Series, 5.00%, 03/15/26 (Call 03/15/25)	230	235,959
First Series, 5.00%, 09/15/26	530	563,736
First Series, 5.00%, 09/15/27 (Call 09/15/26)	255	270,135

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2026 Term Muni Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pennsylvania (continued)
First Series 2020, 5.00%, 05/01/26	$65	$68,561
Second Series, 5.00%, 09/15/26	470	499,917
Second Series, 5.00%, 09/15/28 (Call 09/15/26)	670	710,589
County of Bucks PA GO, 5.00%, 06/01/26	250	264,611
County of Chester PA GO, Series A, 4.00%, 07/15/27 (Call 07/15/26)	280	287,897
Delaware River Port Authority RB, Series B, 5.00%, 01/01/26	310	324,078
Pennsylvania State University, 5.00%, 09/01/26	125	132,804
Pennsylvania State University (The) RB, 5.00%, 03/01/26	640	673,558
Pennsylvania Turnpike Commission RB
5.00%, 06/01/26	690	721,703
5.00%, 12/01/26	385	407,404
Series A 1, 5.00%, 12/01/26	150	159,362
Series A-1, 5.00%, 12/01/26 (Call 06/01/25)	265	274,242
Series A-2, 5.00%, 12/01/26	350	371,846
School District of Philadelphia (The) GOL, Series A, 5.00%, 09/01/26 (SAW)	100	104,558
University of Pittsburgh-of the Commonwealth System of
Higher Education RB, 4.00%, 04/15/26 (Call 02/15/26)	615	629,063
		8,818,542
Rhode Island — 0.4%
Rhode Island Commerce Corp. RB, Series A, 5.00%, 06/15/26	125	131,053
Rhode Island Health and Educational Building Corp. RB, 5.00%, 09/01/26	105	111,588
Rhode Island Infrastructure Bank Water Pollution Control Revolving Fund RB, 5.00%, 10/01/26 (Call 10/01/25)	635	661,328
State of Rhode Island GO
5.00%, 01/15/26	215	225,004
5.00%, 05/01/26	125	131,645
		1,260,618
South Carolina — 0.5%
City of Charleston SC Waterworks & Sewer System Revenue RB, 5.00%, 01/01/26	200	209,463
Horry County School District/SC GO, 5.00%, 03/01/26 (Call 03/01/25) (SCSDE)	645	662,977
South Carolina Public Service Authority RB, 5.00%, 12/01/26	200	209,570
State of South Carolina, 5.00%, 04/01/26 (SAW)	600	631,699
		1,713,709
Tennessee — 2.2%
City of Knoxville TN Electric System Revenue RB, Series HH, 5.00%, 07/01/26	230	242,925
City of Memphis TN GO, Series A, 5.00%, 04/01/26 (Call 04/01/25)	450	463,281
County of Blount TN Go, Series B, 5.00%, 06/01/26	185	195,038
County of Blount TN GO
5.00%, 06/01/28 (Call 06/01/26)	215	226,847
Series B, 5.00%, 06/01/27 (Call 06/01/26)	160	168,391
County of Montgomery TN GO, 5.00%, 04/01/26	280	294,572
County of Shelby TN GO, 5.00%, 04/01/26	290	305,016
County of Washington TN GO, Series A, 4.00%, 06/01/29 (Call 06/01/26)	150	153,664
County of Williamson TN, 5.00%, 04/01/26	165	173,760
County of Williamson TN GO, 5.00%, 04/01/26	120	126,371
County of Wilson TN, 5.00%, 04/01/26	190	199,689
Metropolitan Government of Nashville & Davidson County TN Electric Revenue RB, Series B, 5.00%, 05/15/26	455	479,226
Security	Par (000)	Value

Tennessee (continued)
Metropolitan Government of Nashville & Davidson County TN GO
4.00%, 01/01/28 (Call 07/01/26)	$250	$256,274
5.00%, 01/01/26	165	172,768
5.00%, 01/01/27 (Call 07/01/26)	235	247,315
Series C, 5.00%, 01/01/26	180	188,474
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue RB, Series B, 5.00%, 07/01/26	265	279,892
State of Tennessee GO
5.00%, 08/01/26	260	275,966
Series A, 5.00%, 08/01/26	165	175,132
Series A, 5.00%, 11/01/26	60	64,037
Series A, 5.00%, 08/01/27 (Call 08/01/26)	110	116,980
Series A, 5.00%, 08/01/28 (Call 08/01/26)	225	239,535
Series B, 5.00%, 08/01/27 (Call 08/01/26)	520	552,995
Tennessee State School Bond Authority, 5.00%, 11/01/26
(ST INTERCEPT)	280	298,124
Tennessee State School Bond Authority RB
5.00%, 11/01/26 (ST INTERCEPT)	345	367,331
Series B, 5.00%, 11/01/26	445	473,804
		6,737,407
Texas — 10.8%
Alamo Community College District, 5.00%, 02/15/26	500	523,708
Aldine Independent School District GO, 5.00%, 02/15/26 (PSF)	75	78,463
Allen Independent School District GO
5.00%, 02/15/26 (PSF)	120	125,511
5.00%, 02/15/27 (Call 02/15/26) (PSF)	100	104,916
Alvin Independent School District/TX GO, 5.00%, 02/15/27
(Call 02/15/26) (PSF)	305	319,082
Austin Community College District Public Facility Corp. RB, 5.00%, 08/01/26 (Call 08/01/25)	65	66,994
Austin Independent School District GO
5.00%, 08/01/26 (PSF)	820	867,207
5.00%, 08/01/28 (Call 08/01/26) (PSF)	95	100,106
Series C, 5.00%, 08/01/26	450	476,305
Board of Regents of the University of Texas System, Series C, 5.00%, 08/15/26	140	148,305
Board of Regents of the University of Texas System RB
5.00%, 08/15/26 (Call 08/15/24)	175	178,297
5.00%, 08/15/27 (Call 08/15/26)	235	249,856
5.00%, 08/15/28 (Call 08/15/26)	120	126,904
Series J, 5.00%, 08/15/26	500	529,811
City of Austin TX Electric Utility Revenue RB, 5.00%, 11/15/26 (Call 11/15/25)	200	207,954
City of Austin TX GOL
5.00%, 09/01/26	185	195,877
5.00%, 09/01/26 (Call 09/01/25)	200	207,029
5.00%, 09/01/28 (Call 09/01/26)	250	263,643
City of Austin TX RB, 5.00%, 09/01/26	220	232,935
City of Austin TX Water & Wastewater System Revenue RB, 5.00%, 11/15/26	585	621,134
City of Dallas TX Waterworks & Sewer System Revenue RB
5.00%, 10/01/26	100	105,722
Series A, 5.00%, 10/01/27 (Call 10/01/26)	170	179,202
City of Fort Worth TX GOL, 5.00%, 03/01/26	145	152,086
City of Fort Worth TX Water & Sewer System Revenue RB
5.00%, 02/15/26 (Call 02/15/25)	120	123,137
Series A, 5.00%, 02/15/26	230	240,677

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2026 Term Muni Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
City of Houston TX Airport System Revenue RB, 5.00%, 07/01/26	$165	$173,847
City of Houston TX Combined Utility System Revenue RB
5.00%, 11/15/26	135	142,818
Series B, 5.00%, 11/15/28 (Call 11/15/26)	100	106,072
Series C, 5.00%, 05/15/26 (Call 05/15/24)	840	850,361
Series D, 5.00%, 11/15/26 (Call 11/15/24)	50	51,051
City of Houston TX GOL, Series A, 5.00%, 03/01/26 (Call 03/01/24)	115	116,055
City of Plano TX GOL, 5.00%, 09/01/26	35	37,079
City of San Antonio TX Electric & Gas Systems Revenue RB
5.00%, 02/01/26 (Call 02/01/24)	225	226,872
Series A, 5.00%, 02/01/26	265	277,075
City of San Antonio TX GOL
5.00%, 02/01/26 (Call 02/01/25)	200	205,409
5.00%, 08/01/26	475	501,787
Clear Creek Independent School District GO
Series A, 5.00%, 02/15/26 (Call 02/15/25) (PSF)	60	61,568
Series D, 5.00%, 02/15/26 (Call 02/15/24) (PSF)	70	70,532
Conroe Independent School District GO, 5.00%, 02/15/26 (PSF)	370	387,821
County of Bexar TX GOL
5.00%, 06/15/26 (PR 06/15/24)	90	91,410
5.00%, 06/15/29 (PR 06/15/26)	250	263,886
5.00%, 06/15/32 (PR 06/15/26)	245	257,229
County of Fort Bend TX GOL, Series B, 5.00%, 03/01/28
(Call 03/01/26)	120	125,439
County of Harris TX GO, Series A, 5.00%, 10/01/26	120	127,313
County of Harris TX RB, 5.00%, 08/15/26 (Call 08/15/25)	695	714,267
County of Travis TX GOL, 5.00%, 03/01/29 (Call 03/01/26)	240	250,453
Crowley Independent School District GO, Series A, 5.00%, 08/01/26 (Call 08/01/25) (PSF)	75	77,707
Cypress-Fairbanks Independent School District GO
5.00%, 02/15/26 (PSF)	520	545,305
5.00%, 02/15/27 (Call 02/15/26) (PSF)	935	979,568
Dallas Area Rapid Transit RB
5.00%, 12/01/26	205	217,996
Series A, 5.00%, 12/01/26 (PR 12/01/24)	60	61,300
Series B, 5.00%, 12/01/28 (Call 12/01/26)	210	222,970
Dallas College GO, 5.00%, 02/15/26	115	120,654
Dallas Fort Worth International Airport RB
5.00%, 11/01/26	160	169,744
Series A, 5.00%, 11/01/26	200	212,180
Dallas Independent School District GO, 5.00%, 02/15/26 (PSF)	500	523,833
Denton Independent School District GO, 5.00%, 08/15/27 (Call 02/15/26) (PSF)	295	308,694
Keller Independent School District/TX GO
5.00%, 02/15/26 (Call 02/15/25) (PSF)	80	82,055
5.00%, 02/15/26 (PR 02/15/25) (PSF)	70	71,855
Klein Independent School District GO, 5.00%, 08/01/26 (PSF)	300	317,448
Leander Independent School District GO
5.00%, 08/15/28 (Call 02/15/26) (PSF)	100	104,866
Series A, 5.00%, 08/15/27 (Call 08/15/26) (PSF)	195	206,161
Series C, 5.00%, 08/15/26 (PSF)	435	460,287
Lewisville Independent School District GO
4.00%, 08/15/26 (Call 08/15/25) (PSF)	280	283,476
5.00%, 08/15/26 (PSF)	140	148,138
Security	Par (000)	Value

Texas (continued)
5.00%, 08/15/26 (Call 08/15/25) (PSF)	$145	$150,553
Lone Star College System GOL, 5.00%, 02/15/28 (Call 02/15/26)	395	412,157
Lower Colorado River Authority RB
5.00%, 05/15/26	245	256,706
5.00%, 05/15/26 (Call 05/15/24)	140	141,368
Series B, 5.00%, 05/15/26 (Call 05/15/25)	190	195,141
Mansfield Independent School District GO, Series B, 5.00%, 02/15/26 (PSF)	145	152,093
Metropolitan Transit Authority of Harris County Sales & Use
Tax Revenue RB
5.00%, 11/01/27 (Call 11/01/26)	230	243,568
5.00%, 11/01/28 (Call 11/01/26)	215	227,820
Series B, 5.00%, 11/01/26 (Call 11/01/25)	270	280,082
North East Independent School District/TX GO, 4.00%, 08/01/27 (Call 08/01/26) (PSF)	150	153,581
North Texas Municipal Water District RB, 5.00%, 06/01/28 (Call 06/01/26)	200	210,462
North Texas Municipal Water District Upper East Fork Wastewater Interceptor Sys RB, 5.00%, 06/01/26	125	131,922
North Texas Municipal Water District Water System Revenue, 5.00%, 09/01/26	330	348,505
North Texas Tollway Authority RB
5.00%, 01/01/26	290	302,619
5.00%, 01/01/26 (Call 01/01/25)	295	300,130
5.00%, 01/01/28 (Call 01/01/26)	310	324,459
Series A, 5.00%, 01/01/26	55	57,393
Series A, 5.00%, 01/01/27 (Call 01/01/26)	130	135,871
Series A, 5.00%, 01/01/28 (Call 01/01/26)	440	460,522
Series B, 5.00%, 01/01/26 (Call 01/01/25)	140	142,628
Series B, 5.00%, 01/01/27 (Call 01/01/26)	205	214,258
Series B, 5.00%, 01/01/29 (Call 01/01/26)	210	219,927
Northside Independent School District GO, 4.00%, 08/15/26 (PSF)	190	195,059
Northside Independent School District RB, 5.00%, 08/15/26 (Call 08/15/25)	130	134,744
Northwest Independent School District GO, 5.00%, 02/15/29 (PR 02/15/26) (PSF)	230	240,749
Permanent University Fund - Texas A&M University System RB, Series A, 5.50%, 07/01/26 (Call 07/01/25)	235	245,829
Permanent University Fund - University of Texas System RB, 5.00%, 07/01/26 (Call 07/01/25)	430	445,602
Plano Independent School District GO
Series A, 5.00%, 02/15/28 (Call 02/15/26) (PSF)	150	157,225
Series A, 5.00%, 02/15/29 (Call 02/15/26)	100	104,816
Round Rock Independent School District GO, 5.00%, 08/01/26 (PSF)	115	121,215
San Antonio Independent School District/TX GO, 5.00%, 08/15/26 (PSF)	280	295,443
San Antonio Water System, 5.00%, 05/15/27 (Call 11/15/26)	190	201,640
San Jacinto Community College District, 5.00%, 02/15/26 (Call 02/15/25)	185	189,524
Spring Branch Independent School District GO, 5.00%, 02/01/26 (PSF)	100	104,655
State of Texas GO
5.00%, 04/01/26	580	609,424
5.00%, 08/01/26	85	89,969
5.00%, 10/01/26	325	345,211
5.00%, 04/01/29 (Call 04/01/26)	180	189,510

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2026 Term Muni Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Series A, 5.00%, 04/01/27 (Call 04/01/26)	$20	$20,999
Series A, 5.00%, 04/01/29 (Call 04/01/26)	110	115,811
Series B-1, 5.00%, 08/01/27 (Call 08/01/26)	360	380,619
State of Texas GOL, 5.00%, 08/01/26 (Call 08/01/25)	100	103,491
Tarrant County Cultural Education Facilities Finance Corp.
RB, 5.00%, 11/15/52 (Put 05/15/26)	500	518,383
Texas A&M University RB
4.00%, 05/15/27 (Call 05/15/26)	155	158,583
4.00%, 05/15/28 (Call 05/15/26)	300	307,314
Series C, 5.00%, 05/15/26	440	463,910
Series E, 4.00%, 05/15/27 (Call 05/15/26)	180	184,015
Texas State Technical College, 5.00%, 08/01/26 (AGM)	300	314,634
Texas State University System RB, Series A, 5.00%, 03/15/26	980	1,026,477
Texas Transportation Commission State Highway Fund RB 5.25%, 04/01/26	195	205,926
First Series, 5.00%, 10/01/26	1,270	1,347,398
Series A, 5.00%, 10/01/26	555	588,823
Texas Water Development Board RB
5.00%, 04/15/26	785	826,149
5.00%, 04/15/26 (Call 10/15/25)	205	212,610
5.00%, 08/01/26	310	328,395
Series A, 5.00%, 10/15/26	280	297,927
Series B, 5.00%, 04/15/26	170	178,911
Series B, 5.00%, 10/15/26	420	446,890
Trinity River Authority Central Regional Wastewater System
Revenue RB, 5.00%, 08/01/26	240	253,746
		33,590,833
Utah — 1.6%
Alpine School District/UT GO, 5.00%, 03/15/26 (GTD)	725	762,185
Central Utah Water Conservancy District, 5.00%, 04/01/26	285	299,757
County of Salt Lake Option Sales & Use Tax Revenue, 5.00%, 02/01/26	125	131,157
County of Salt Lake UT Excise Tax Revenue RB, 5.00%, 08/15/26	90	95,582
Intermountain Power Agency RB, Series A, 5.00%, 07/01/26	80	84,450
Metropolitan Water District of Salt Lake & Sandy, 5.00%, 07/01/26 (Call 01/01/26)	325	339,065
Park City School District GO, 5.00%, 02/01/26 (GTD)	100	104,925
Provo School District GO, 5.00%, 06/15/26 (Call 12/15/25) (GTD)	55	57,380
State of Utah GO
5.00%, 07/01/26	1,130	1,196,746
Series B, 5.00%, 07/01/26	630	667,212
University of Utah (The), 5.00%, 08/01/26	195	206,111
University of Utah (The) RB
5.00%, 08/01/26	405	428,077
5.00%, 08/01/28 (Call 08/01/26)	255	269,605
Series B-1, 5.00%, 08/01/26 (SAP)	120	126,838
Utah Transit Authority RB, Series A, 5.00%, 06/15/26
(PR 06/15/25)	65	67,196
		4,836,286
Vermont — 0.0%
Vermont Municipal Bond Bank RB, Series 4, 5.00%, 12/01/26	100	106,503

Virginia — 3.7%
City of Chesapeake VA GO, 5.00%, 08/01/26 (SAW)	120	127,262
Security	Par (000)	Value

Virginia (continued)
City of Falls Church VA GO, Series B, 5.00%, 07/15/27 (Call 07/15/26)	$175	$184,894
City of Newport News VA GO, Series A, 4.00%, 08/01/26	185	190,437
City of Norfolk VA GO, Series B, 4.00%, 10/01/28 (Call 10/01/26)	185	191,499
City of Richmond VA GO, Series D, 5.00%, 03/01/26 (SAW)	110	115,628
City of Richmond VA Public Utility Revenue RB, 5.00%, 01/15/27 (Call 01/15/26)	275	286,934
City of Suffolk VA GO
5.00%, 02/01/26	80	83,901
5.00%, 02/01/26 (PR 02/01/25) (SAW)	225	231,151
Commonwealth of Virginia, 5.00%, 06/01/26	125	132,166
Commonwealth of Virginia GO, 5.00%, 06/01/26	55	58,153
County of Arlington VA GO
5.00%, 08/15/26	105	111,512
Series A, 5.00%, 08/15/30 (PR 08/15/26)	160	169,754
County of Chesterfield VA GO, Series B, 5.00%, 01/01/26	185	193,797
County of Fairfax VA GO
5.00%, 10/01/35 (PR 04/01/26) (SAW)	135	142,061
Series A, 4.00%, 10/01/26	120	124,156
Series A, 4.00%, 10/01/26 (Call 04/01/26) (SAW)	160	164,366
County of Fairfax VA Sewer Revenue RB, 5.00%, 07/15/26	370	392,209
County of Henrico VA GO
5.00%, 08/01/26	100	106,111
5.00%, 08/01/26 (SAW)	100	106,111
County of Loudoun VA GO
5.00%, 12/01/26 (SAW)	270	288,444
Series A, 5.00%, 12/01/26	165	176,271
Series A, 5.00%, 12/01/26 (Call 12/01/25)	195	203,899
Hampton Roads Sanitation District RB
5.00%, 08/01/27 (Call 08/01/26)	60	63,578
Series A, 5.00%, 08/01/37 (PR 08/01/26)	1,500	1,590,338
Prince William County Industrial Development Authority RB, 5.00%, 10/01/26	105	111,661
Virginia College Building Authority RB
5.00%, 02/01/26	300	314,333
5.00%, 02/01/29 (Call 02/01/26)	150	157,203
5.00%, 09/01/29 (PR 09/01/26) (ST INTERCEPT)	15	15,886
Series A, 5.00%, 02/01/26	185	193,839
Series A, 5.00%, 09/01/27 (Call 09/01/26)
(ST INTERCEPT)	330	349,503
Series B, 5.00%, 09/01/26 (Call 09/01/25)	75	78,035
Series E, 5.00%, 02/01/26	125	130,972
Virginia Commonwealth Transportation Board RB
5.00%, 05/15/26 (Call 05/15/24)	100	101,483
5.00%, 09/15/26	280	297,651
5.00%, 09/15/27 (Call 09/15/26)	315	333,407
Series A, 5.00%, 05/15/26	300	316,549
Virginia Public Building Authority RB
5.00%, 08/01/27 (Call 08/01/26)	500	529,965
Series A, 5.00%, 08/01/26	655	693,868
Series B, 5.00%, 08/01/26	215	227,758
Series C, 4.00%, 08/01/26 (Call 08/01/24)	120	120,832
Virginia Public School Authority, 5.00%, 08/01/26	135	143,170
Virginia Public School Authority RB
5.00%, 08/01/26 (SAW)	240	254,525
Series B, 5.00%, 08/01/26	245	259,828
Virginia Resources Authority RB
5.00%, 11/01/26	465	496,141
5.00%, 11/01/26 (Call 11/01/25)	215	223,217

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2026 Term Muni Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Virginia (continued)
5.00%, 11/01/27 (Call 11/01/26)	$275	$292,537
Series A, 5.00%, 11/01/26	415	442,792
		11,519,787
Washington — 4.4%
Cascade Water Alliance, 5.00%, 09/01/26	325	344,995
Central Puget Sound Regional Transit Authority RB
Series S-1, 5.00%, 11/01/26	325	346,245
Series S-1, 5.00%, 11/01/26 (PR 11/01/25)	70	73,000
City of Seattle Municipal Light & Power Revenue, 5.00%, 02/01/26	270	282,634
City of Seattle WA Drainage & Wastewater Revenue RB, 5.00%, 07/01/26	220	232,363
City of Seattle WA GOL
4.00%, 09/01/26	340	350,968
4.00%, 04/01/28 (Call 04/01/26)	80	82,094
Series A, 5.00%, 06/01/26 (Call 06/01/25)	285	294,585
City of Seattle WA Municipal Light & Power Revenue RB
4.00%, 10/01/27 (Call 10/01/26)	110	113,251
4.00%, 04/01/29 (Call 04/01/26)	160	164,127
Series B, 5.00%, 04/01/26	300	315,141
Series B, 5.00%, 04/01/27 (Call 04/01/26)	260	272,782
Series B, 5.00%, 04/01/28 (Call 04/01/26)	230	241,307
City of Seattle WA Water System Revenue RB, 5.00%, 08/01/26	145	153,433
City of Spokane WA GO, 5.00%, 12/01/26	160	170,667
Clark County School District No. 37 Vancouver GO, 5.00%, 12/01/26 (GTD)	175	186,495
County of King WA GOL, 5.00%, 07/01/26 (Call 01/01/25)	220	225,617
County of King WA Sewer Revenue RB
5.00%, 07/01/26	80	84,610
Series B, 5.00%, 07/01/26	445	470,646
County of Pierce WA GOL, Series A, 5.00%, 07/01/26	110	116,182
County of Snohomish WA GOL, 5.00%, 12/01/26	215	229,264
County of Spokane WA GOL, 5.00%, 12/01/26	60	63,981
Energy Northwest RB
5.00%, 07/01/26 (Call 07/01/25)	635	655,765
Series A, 5.00%, 07/01/26	1,225	1,294,543
Series A, 5.00%, 07/01/27 (Call 07/01/26)	175	184,935
Series C-1, 5.00%, 07/01/26 (Call 07/01/24)	365	370,488
King County School District No. 401 Highline GO, 5.00%, 12/01/28 (Call 12/01/26) (GTD)	350	371,617
King County School District No. 414 Lake Washington GO, 4.00%, 12/01/26 (Call 06/01/26) (GTD)	455	467,059
Pierce County School District No 10 Tacoma GO, 5.00%, 12/01/26 (Call 12/01/25) (GTD)	170	177,173
Pierce County School District No. 402 Franklin Pierce GO, 5.00%, 12/01/27 (Call 12/01/26) (GTD)	100	106,569
Port of Seattle WA RB
5.00%, 02/01/26	530	554,540
5.00%, 06/01/26	80	84,296
5.00%, 08/01/26	310	327,847
State of Washington, 5.00%, 07/01/26	485	512,533
State of Washington GO
0.00%, 06/01/26 (AMBAC)(b)	100	90,607
5.00%, 01/01/26	100	104,541
5.00%, 07/01/26 (Call 01/01/26)	570	595,479
5.00%, 08/01/26	555	587,605
5.00%, 08/01/26 (Call 08/01/25)	200	206,904
5.00%, 08/01/27 (Call 08/01/26)	155	163,650
Series 2020-A, 5.00%, 08/01/26	235	248,806
Security	Par (000)	Value

Washington (continued)
Series B, 5.00%, 02/01/26 (Call 02/01/25)	$665	$681,414
Series B, 5.00%, 08/01/28 (Call 08/01/26)	285	300,653
Series C, 5.00%, 02/01/26	85	89,019
Series R, 5.00%, 08/01/27 (Call 08/01/26)	40	42,232
Series R, 5.00%, 08/01/28 (Call 08/01/26)	295	311,203
Series R-2018-C, 5.00%, 08/01/26	55	58,231
University of Washington RB
Series A, 5.00%, 12/01/26	225	239,191
Series A, 5.00%, 12/01/28 (Call 12/01/26)	140	148,439
		13,789,726
West Virginia — 0.4%
School Building Authority of West Virginia RB, Series A, 5.00%, 07/01/26 (Call 07/01/24)	145	147,220
State of West Virginia GO
5.00%, 06/01/26	150	158,222
5.00%, 12/01/26	235	250,590
Series A, 0.00%, 11/01/26 (NPFGC)(b)	100	90,160
Series B, 5.00%, 12/01/26	180	191,941
West Virginia Commissioner of Highways RB, Series A, 5.00%, 09/01/26	255	269,069
West Virginia Parkways Authority RB, 5.00%, 06/01/26	155	163,324
		1,270,526
Wisconsin — 1.8%
State of Wisconsin Environmental Improvement Fund
Revenue RB
5.00%, 06/01/26	105	110,726
5.00%, 06/01/26 (Call 06/01/25)	50	51,600
Series A, 5.00%, 06/01/26	270	284,725
State of Wisconsin GO
4.00%, 05/01/26 (Call 05/01/24)	150	150,952
5.00%, 11/01/26	545	581,498
Series 1, 4.00%, 11/01/26 (Call 05/01/25)	340	345,410
Series 1, 5.00%, 05/01/26	75	79,129
Series 1, 5.00%, 11/01/26 (Call 05/01/25)	545	562,788
Series 2, 4.00%, 11/01/27 (Call 05/01/26)	190	195,288
Series 2, 5.00%, 11/01/26	435	464,132
Series 3, 5.00%, 11/01/26	110	117,367
Series 4, 5.00%, 05/01/26 (Call 11/01/24)	350	358,018
State of Wisconsin RB
Series A, 5.00%, 05/01/26	650	684,379
Series B, 5.00%, 05/01/28 (PR 05/01/26)	235	247,112
Wisconsin Department of Transportation RB
5.00%, 07/01/26	155	163,755
5.00%, 07/01/27 (Call 07/01/26)	300	316,515
5.00%, 07/01/28 (Call 07/01/26)	145	152,361
Series 1, 5.00%, 07/01/26 (Call 07/01/25)	300	309,923
Series 2, 5.00%, 07/01/26	255	269,403
WPPI Energy RB, Series A, 5.00%, 07/01/26
(Call 07/01/24)	35	35,460
		5,480,541

Total Long-Term Investments — 98.7%
(Cost: $317,223,196)		307,936,087

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2026 Term Muni Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares (000)	Value

Short-Term Securities

Money Market Funds — 0.1%
BlackRock Liquidity Funds: MuniCash, 3.57%(c)(d)	171	$171,210

Total Short-Term Securities — 0.1%
(Cost: $171,196)		171,210

Total Investments — 98.8%
(Cost: $317,394,392)		308,107,297

Other Assets Less Liabilities — 1.2%		3,891,670

Net Assets — 100.0%		$311,998,967

(a)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

(b)	Zero-coupon bond.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/23	Shares Held at 07/31/23 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds: MuniCash	$1,314,764	$—	$(1,142,809	)(a)	$(759)	$14	$171,210	171	$26,744	$—

(a)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Debt Obligations	$—	$307,936,087	$—	$307,936,087

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2026 Term Muni Bond ETF
July 31, 2023

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$171,210	$—	$—	$171,210
	$171,210	$307,936,087	$—	$308,107,297

Portfolio Abbreviation

AGC	Assured Guaranty Corp.	NPFGC	National Public Finance Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.	PR	Prerefunded
AMBAC	Ambac Assurance Corp.	PSF	Permanent School Fund
COP	Certificates of Participation	RB	Revenue Bond
ETM	Escrowed to Maturity	SAP	Subject to Appropriations
GO	General Obligation	SAW	State Aid Withholding
GOL	General Obligation Limited	SCSDE	South Carolina State Department of Education
GTD	Guaranteed	ST	Special Tax
MO	Moral Obligation